Segment information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total segments
Disclosure of operating segments [line items]
Revenue	€ 170,418	€ 196,618	€ 184,582
Segment adjusted EBITDA	€ 29,847	€ 36,740	€ 32,573
Segment adjusted EBITDA %	17.514%	18.686%	17.6469%
Materialise Software [Member]
Disclosure of operating segments [line items]
Revenue	€ 39,054	€ 41,654	€ 37,374
Segment adjusted EBITDA	€ 13,383	€ 13,812	€ 11,536
Segment adjusted EBITDA %	34.2679%	33.1589%	30.8664%
Materialise Medical [Member]
Disclosure of operating segments [line items]
Revenue	€ 61,729	€ 60,808	€ 52,252
Segment adjusted EBITDA	€ 13,915	€ 10,774	€ 10,252
Segment adjusted EBITDA %	22.5421%	17.7181%	19.6203%
Materialise Manufacturing [Member]
Disclosure of operating segments [line items]
Revenue	€ 69,635	€ 94,156	€ 94,956
Segment adjusted EBITDA	€ 2,548	€ 12,154	€ 10,785
Segment adjusted EBITDA %	3.6591%	12.9084%	11.3579%
Unallocated amounts [Member]
Disclosure of operating segments [line items]
Revenue	€ 31	€ 61	€ 139
Segment adjusted EBITDA	€ (9,468)	€ (10,084)	€ (9,047)
Segment adjusted EBITDA %	0.00%	0.00%	0.00%
Consolidated Segments [Member]
Disclosure of operating segments [line items]
Revenue	€ 170,449	€ 196,679	€ 184,721
Segment adjusted EBITDA	€ 20,378	€ 26,656	€ 23,526
Segment adjusted EBITDA %	11.9555%	13.553%	12.736%